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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 10-D

              ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO
           SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934


For the monthly distribution period from June 1, 2007 to June 30, 2007

Commission File Number of issuing entity: 333-140273-01
                                          --------------------------------------

                        First National Master Note Trust
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             (Exact name of registrant as specified in its charter)

Commission File Number of depositor:   333-140273
                                     -------------------------------------------

                           First National Funding LLC
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              (Exact name of depositor as specified in its charter)

                          First National Bank of Omaha
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               (Exact name of sponsor as specified in its charter)

                                    Delaware
                      ------------------------------------
          (State or Other Jurisdiction of Incorporation or organization of the issuing entity)

                                       N/A
                      ------------------------------------
                      (I.R.S. Employer Identification No.)


          1620 Dodge Street
           Stop Code 3395
           Omaha, Nebraska                                   68197
-----------------------------------------      ---------------------------------
(Address of principal executive office of                 (Zip Code)
          the issuing entity)

                                  402-341-0500
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                     (Telephone number, including area code)

                                    No change
--------------------------------------------------------------------------------




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Registered reporting pursuant to (check one)

                           Section 12(b)    Section 12(g)    Section 15(d)     Name of Exchange
                                                                              (If Section 12(b))
Title of Class
Series 2007-1, Class A          [_]              [_]              [X]             ___________
Series 2007-1, Class B          [_]              [_]              [X]             ___________
Series 2007-1, Class C          [_]              [_]              [X}             ___________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes   X   No
    -----    -----


                       PART I -- DISTRIBUTION INFORMATION

ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

         The response to Item one is set forth in Exhibit 99.1

ITEM 9. EXHIBITS.

         EXHIBIT NO.       DOCUMENT DESCRIPTION
         -----------       --------------------

         99.1              Monthly Report to Noteholders






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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  July 27, 2007
                                   FIRST NATIONAL FUNDING, LLC, as Depositor

                                   By:  First National Funding Corporation,
                                        Managing Member


                                   By   /s/ Karlyn M. Knieriem
                                        ------------------------------------
                                        Karlyn M. Knieriem,
                                        Senior Vice President




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                                INDEX TO EXHIBITS

EXHIBIT NO.       DOCUMENT DESCRIPTION
-----------       --------------------

99.1              Monthly Report to Noteholders